Shareholder Report, Holdings (Details)	Nov. 30, 2025
NestYield Total Return Guard ETF | AppLovin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
NestYield Total Return Guard ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
NestYield Total Return Guard ETF | Palantir Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
NestYield Total Return Guard ETF | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
NestYield Total Return Guard ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
NestYield Total Return Guard ETF | Constellation Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
NestYield Total Return Guard ETF | Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
NestYield Total Return Guard ETF | Block, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
NestYield Total Return Guard ETF | Robinhood Markets, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
NestYield Total Return Guard ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
NestYield Total Return Guard ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
NestYield Total Return Guard ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
NestYield Total Return Guard ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
NestYield Total Return Guard ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
NestYield Total Return Guard ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
NestYield Total Return Guard ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
NestYield Total Return Guard ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
NestYield Total Return Guard ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
NestYield Total Return Guard ETF | Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
NestYield Total Return Guard ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
NestYield Dynamic Income ETF | AppLovin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
NestYield Dynamic Income ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
NestYield Dynamic Income ETF | Palantir Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
NestYield Dynamic Income ETF | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
NestYield Dynamic Income ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
NestYield Dynamic Income ETF | Constellation Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
NestYield Dynamic Income ETF | Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
NestYield Dynamic Income ETF | Block, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
NestYield Dynamic Income ETF | Robinhood Markets, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
NestYield Dynamic Income ETF | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
NestYield Dynamic Income ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
NestYield Dynamic Income ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
NestYield Dynamic Income ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
NestYield Dynamic Income ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
NestYield Dynamic Income ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
NestYield Dynamic Income ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
NestYield Dynamic Income ETF | Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
NestYield Dynamic Income ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
NestYield Visionary ETF | AppLovin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
NestYield Visionary ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
NestYield Visionary ETF | Palantir Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
NestYield Visionary ETF | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
NestYield Visionary ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
NestYield Visionary ETF | Constellation Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
NestYield Visionary ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
NestYield Visionary ETF | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
NestYield Visionary ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
NestYield Visionary ETF | Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
NestYield Visionary ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
NestYield Visionary ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
NestYield Visionary ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
NestYield Visionary ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
NestYield Visionary ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
NestYield Visionary ETF | Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
NestYield Visionary ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%